Related Party Transactions, Founder Shares (Q3) (Details)			9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 12, 2023 $ / shares	Mar. 15, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares
Founder Shares [Abstract]
Proceeds from issuance of ordinary share | $				$ 25,000	$ 0
Stock conversion basis at time of business combination			1		1
Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Period after initial Business Combination			150 days		150 days
Sponsor [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination	1
Holding period for transfer, assignment or sale of founder shares			360 days
Threshold trading days			20 days
Threshold consecutive trading days			30 days
Period after initial Business Combination			150 days
Sponsor [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares	$ 12
Sponsor [Member] | Founder Shares [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Threshold trading days			20 days		20 days
Threshold consecutive trading days			30 days		30 days
Sponsor [Member] | Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares			$ 12		$ 12
Sponsor [Member] | Founder Shares [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Proceeds from issuance of ordinary share | $		$ 25,000	$ 25,000
Shares issued (in shares) | shares		7,187,500	5,750,000
Stock conversion basis at time of business combination			1		1
Holding period for transfer, assignment or sale of founder shares			1 year		1 year